Borrowings - Summary of Interest Rates of Borrowings (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				6.00%
Bank Borrowings [Member] | Fixed Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.24%	2.78%	2.70%
Bank Borrowings [Member] | Fixed Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.20%	4.50%	4.30%
Bank Borrowings [Member] | Floating Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.78%	4.10%	1.35%
Bank Borrowings [Member] | Floating Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.23%	7.36%	5.59%